Share-Based Compensation (Details 1)	12 Months Ended
Dec. 31, 2018 $ / shares shares
March 28, 2018 [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Underlying Shares | shares	100,000
Vesting	50% in one year; 50% in two years from grant date
Option Price | $ / shares	$ 1.00
Full Vesting Date	Mar. 28, 2020
Expiration Date	Mar. 28, 2022
May 16, 2018 [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Underlying Shares | shares	330,000
Vesting	Immediate vesting
Option Price | $ / shares	$ 1.00
Full Vesting Date	May 16, 2018
Expiration Date	May 16, 2022
May 16, 2018 [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Underlying Shares | shares	130,000
Vesting	50% in one year; 50% in two years from grant date
Option Price | $ / shares	$ 1.00
Full Vesting Date	May 16, 2020
Expiration Date	May 16, 2022
September 26, 2018 [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Underlying Shares | shares	6,000,000
Vesting	$4,000,000 new government orders
Option Price | $ / shares	$ 0.65
Full Vesting Date	Dec. 21, 2018
Expiration Date	Sep. 26, 2022